SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2023
Interests In Other Entities [Abstract]
Disclosure of interests in subsidiaries
The following table presents details of non-wholly owned subsidiaries of our company as of December 31 for the years indicated:

		Country of incorporation	Effective Ownership Interest (%)			Voting Interest (%)
Defined Name	Name of entity		2023	2022	2021	2023	2022	2021
U.K. regulated distribution operation	BUUK Infrastructure No 1 Limited	U.K.	80	80	80	80	80	80
Brazilian regulated gas transmission operation	Nova Transportadora do Sudeste S.A.(1)	Brazil	31	31	31	92	92	92
Global intermodal logistics operation(2)	Triton International Limited(1),(2)	U.S.	28	—	—	100	—	—

(1)Our company has entered into voting arrangements to provide our company with the ability to direct the relevant activities of the investee. Our company controls this investee given that our company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Our company exercises judgment to determine the level of variability that will achieve control over an investee, particularly in circumstances where our company’s voting interest differs from its ownership interest in an investee. The following were considered to determine whether our company controls this investee: the degree of power (if any) held by other investors, the degree of exposure to variability of each investor, the determination of whether any general partner removal rights are substantive and the purpose and design of the investee.
(2)Refer to Note 4, Acquisition of businesses, for further details.